Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001633061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2020
Prospectus Date	rr_ProspectusDate	Mar. 02, 2020